Restatement of Previously Issued Financial Statements	8 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase Class A ordinary shares that the Company issued in July 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance in July 2020, the Company’s Warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on September 15, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period. Offering costs associated with warrant liabilities are expensed on the accompanying statement of operations.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,421,401	$—	$346,421,401
Liabilities and shareholders’ equity
Total current liabilities	$126,220	$—	$126,220
Deferred legal fees	—		—
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	29,415,500	29,415,500
Total liabilities	12,201,220	29,415,500	41,616,720
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,220,171	(29,415,491)	299,804,680
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	161	291	452
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,160,164	9,301,230	14,461,394
Accumulated deficit	(161,178)	(9,301,230)	(9,462,708)
Total shareholders’ equity	5,000,010	(9)	5,000,001
Total liabilities and shareholders’ equity	$346,421,401	$—	$346,421,401

	Period From May 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(352,308)	$—	$(352,308)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(8,613,000)	(8,613,000)
Financing cost derivative warrant liabilities	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	191,130	—	191,130
Total other (expense) income	191,130	(9,301,530)	(9,110,400)
Net loss	$(161,178)	$(9,301,530)	$(9,462,708)

Basic and Diluted weighted-average Class A ordinary shares outstanding	34,312,500	—	34,312,500
Basic and Diluted net loss per Class A share	$0.01	—	$0.01
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,280,711	—	8,280,711
Basic and Diluted net loss per Class B share	$(0.04)	$(1.12)	$(1.17)

	Period From May 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(161,178)	$(9,301,530)	$(9,462,708)
Change in fair value of derivative warrant liabilities	—	8,613,000	8,613,000
Financing Costs – derivative warrant liabilities	—	688,530	688,530
Net cash used in operating activities	(427,301)	—	(427,301)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,524,614	—	346,524,614
Net change in cash	$1,097,313	$—	$1,097,313

In addition, the impact to the balance sheet dated July 17, 2020, filed on Form 8-K on July 23, 2020 related to the impact of accounting for the Public Warrants and Private Placement Warrants as liabilities at fair value resulted in an $18.4 million increase to the derivative warrant liabilities line item at July 17, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.